Tax matters	12 Months Ended
Dec. 31, 2017
Tax matters
Tax matters

26. Tax matters

a)   Income Tax expense

The components of income tax expense for 2015, 2016 and 2017 are as follows:

	2015	2016	2017

Current tax expense:
Tax expense for current year	4,983	5,138	4,215
Deferred tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(679)	213	1,281
Total Income Tax expense	4,304	5,351	5,496

b)   Income Tax reconciliation

The reconciliation of the income tax expense calculated at the corporate income tax rate of 30% to the income tax expense recognized and the breakdown of the effective tax rate are as follows:

	2015	2016	2017

Profit before tax	18,368	21,887	24,174

Income tax at 30%	5,510	6,566	7,252

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(999)	(982)	(1,742)
Due to effect of tangible assets	(87)	(154)	(78)
Due to effect of tax audit settlements (*)	(31)	—	—
Due to effect of non-deductible expenses, non-taxable income and others	(89)	(79)	64
Income Tax	4,304	5,351	5,496

Effective tax rate	23.43%	24.45%	22.74%
Current tax liability	—	—	—

Income tax	4,304	5,351	5,496
Of which:
Current tax	4,983	5,138	4,215
Deferred taxes	(679)	213	1,281

(*)In 2015, the Bank recognized a net tax benefit effect because of a self-correction from 2011 tax year.

The Bank is subject to regular reviews by the Mexican tax authorities. As of December 31, 2017, there are no tax contingencies arising because of such tax reviews requiring disclosure.

c)   Tax recognized in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

	2015	2016	2017

Net tax credited/(charged) to consolidated equity:
Remeasurement of defined benefit obligation	286	(158)	(200)
Measurement of Available-for-sale – Debt instruments	51	1,158	(478)
Measurement of Available-for-sale – Equity instruments	2	16	1
Measurement of Financial derivatives (Cash flow hedges)	(260)	(207)	440
Paid interests on Subordinated Additional Tier I Capital Notes	—	—	191
	79	809	(46)

d)   Deferred taxes

Main components of the Bank’s gross deferred income tax assets and liabilities are as follows:

	12/31/2016	12/31/2017

Total deferred tax assets prior to offsetting	20,881	17,184
Of which:
Tangible assets and deferred charges	2,413	2,457
Provisions	1,144	1,659
Impairment losses on loans and receivables	9,313	8,337
Unrealized losses on financial instruments	3,460	—
Net operating losses carryforward (*)	169	106
Capital losses carryforward(*)	2,525	2,689
Labor provisions	1,149	1,022
Fees and interest collected in advance	708	579
Foreign exchange rate derivatives	—	335
Total deferred tax liabilities prior to offsetting	(2,841)	(635)
Of which:
Unrealized gains on financial instruments	68	(20)
Foreign exchange rate derivatives	(2,069)	—
Prepayments	(394)	(467)
Labor provisions	(101)	—
Other	(345)	(148)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

As of December 31, 2017, the detail of Net operating losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2010	2020	46	14
2011	2021	192	58
2014	2024	24	7
2015	2025	87	26
2016	2026	5	1
		354	106

As of December 31, 2017, the detail of Capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2015	2025	2,284	685
2016	2026	3,627	1,088
2017	2027	3,051	916
		8,962	2,689

The Bank only recognizes deferred tax assets for temporary differences and tax credit carryforward where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

After offsetting, deferred tax assets and liabilities are presented on the consolidated balance sheets as follows:

	12/31/2016	12/31/2017

Presented as deferred tax assets (*)	18,045	16,600
Presented as deferred tax liabilities	(5)	(51)
Net	18,040	16,549

(*)This amount represents the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are recognized directly in consolidated equity and the acquisition and disposal of entities as part of ordinary activities.

The changes in the total deferred tax assets and liabilities, prior to offsetting, in the last two years were as follows:

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2016	Income	Income	Movements	12/31/2016

Deferred tax assets	18,548	2,333	—	—	20,881
Deferred tax liabilities	(1,381)	(2,546)	809	277	(2,841)
	17,167	(213)	809	277	18,040

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2017	Income	Income	Movements	12/31/2017

Deferred tax assets	20,881	(3,561)	(136)	—	17,184
Deferred tax liabilities	(2,841)	2,280	(101)	27	(635)
	18,040	(1,281)	(237)	27	16,549